Revenues - Schedule of Revenue is Disaggregated by Geographic Location of Customers (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Revenue is Disaggregated by Geographic Location of Customers [Line Items]
Revenues	¥ 205,481,904	¥ 179,586,066	¥ 205,179,442
Chinese Mainland [Member]
Schedule of Revenue is Disaggregated by Geographic Location of Customers [Line Items]
Revenues	191,565,207	174,700,347	202,640,466
Hong Kong [Member]
Schedule of Revenue is Disaggregated by Geographic Location of Customers [Line Items]
Revenues	5,260,144	4,885,719	2,538,976
United State [Member]
Schedule of Revenue is Disaggregated by Geographic Location of Customers [Line Items]
Revenues	¥ 8,656,553